Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	14.27
Maximum Aggregate Offering Price	$ 3,567,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 492.67
Offering Note	(1) The shares of Common Stock, no par value (the "Common Stock"), of Tucows Inc. (the "Company") being registered related to awards to be undertaken in the future, with such terms and vesting conditions, as applicable, to be determined in accordance with the provisions of the Tucows (Delaware) Inc. 401(k) Plan (the "U.S. Plan") and The Deferred Profit Sharing Plan for Employees of Tucows.com Co. (the "Canadian Plan") (together, the "Plans"). (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock which become issuable under the Plans by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and computed on the basis of the average of the high and low sales prices for a share of Common Stock of the Company as reported on the NASDAQ Capital Market on August 3, 2026.